Acquisition (Tables) (IKON [Member])	12 Months Ended
Mar. 31, 2011
IKON [Member]
Schedule of Business Acquisition Purchase Price Allocation

Millions of Yen
Receivables and other assets	¥139,252
Property and equipment	18,798
Identifiable intangible assets	55,566
Goodwill	145,753
Trade payables	(23,616)
Indebtedness	(81,737)
Other liabilities	(83,706)

Total cash consideration	¥170,310

Business Acquisition, Pro Forma Information

Millions of yen
2009
Net sales	¥2,301,087
Net income attributable to Ricoh Company, Ltd.	3,326

Yen
2009
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥4.59
Diluted	4.44